Taxes (Details 11) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Notes and other explanatory information [abstract]
Other taxes	$ 669
Net finance income (expense)	2,050
Income taxes	(789)
Total effect on the statement of income	$ 1,930